Decommissioning liability (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other provisions [abstract]
Balance, beginning of year	$ 16,894	$ 13,304
Liabilities settled during the year	(405)	(914)
Interest cost	551	647
Revisions and new estimated cash flows	5,427	3,857
Balance, end of year	22,467	16,894
Less: current portion	1,260	865
Long-term decommissioning liability	$ 21,207	$ 16,029